Unaudited Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (26,351)	$ 102,958	$ (160,788)	$ 78,631	$ (8,519)
Other comprehensive loss from discontinued operations			111	34	(177)
Unrealized foreign currency translation (loss) gain	243	(59)
Comprehensive income (loss)	(26,108)	102,899	(160,677)	78,665	(8,696)
Comprehensive income (loss) attributable to non-controlling interests	924			82
Comprehensive income (loss) attributable to the Company’s stockholders	$ (27,032)	$ 102,899	$ (160,677)	$ 78,583	$ (8,696)